Notes relating to the consolidated statement of financial position - Trade and other receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables
VAT receivable	€ 496	€ 317	€ 278
Trade receivables	214	845	1,118
Other receivables	455	750
Interest receivable	556		6
VLAIO grant receivable	1,165	930	568
Total trade and other current receivables	2,886	2,842	1,970
Government grant received from Flanders Innovation and Entrepreneurship Agency	1,842	€ 422	€ 779
Flanders Innovation and Entrepreneurship Agency
Trade and other receivables
Government grant received from Flanders Innovation and Entrepreneurship Agency	€ 0